Consolidated shareholders’ equity - Summary of Movements Share Capital (Details) - shares					12 Months Ended
	Jul. 27, 2023	Dec. 14, 2022	Jul. 27, 2022	Jul. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Ending balance (in shares)					1,264,799,969
Share capital | Sanofi
Disclosure of classes of share capital [line items]
Beginning balance (in shares)					1,260,835,732	1,263,560,695	1,258,971,738
Capital increase by exercise of stock subscription options (in shares)					504,956	490,373	190,076
Capital increase by issuance of restricted shares (in shares)					1,330,558	1,499,987	1,836,179
Capital increase reserved for employees (in shares)	2,128,723		2,027,057	2,562,702
Reduction in share capital by cancellation of treasury shares (in shares)		(6,742,380)
Ending balance (in shares)					1,264,799,969	1,260,835,732	1,263,560,695